UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22763

CPG Carlyle Private Equity Fund, LLC
(Exact name of registrant as specified in charter)

805 Third Avenue
New York, New York 10022
(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman
c/o Central Park Advisers, LLC
805 Third Avenue
New York, New York 10022
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

CPG Carlyle Private Equity Fund, LLC
Schedule of Investments (Unaudited)
December 31, 2013

CPG Carlyle Private Equity Fund, LLC (a)

Investment in CPG Carlyle Private Equity Master Fund, LLC, at value (cost $166,977,476) - 100.12% (b)	$180,098,206
Liabilities in excess of other assets - (0.12%)	(211,082)
Net Assets - 100.00%	$179,887,124

(a)	Invests the majority of its assets in CPG Carlyle Private Equity Master Fund, LLC.
(b)	Categorized as Level 3 investment.

The Schedule of Investments of CPG Carlyle Private Equity Master Fund, LLC is included below.

CPG Carlyle Private Equity Master Fund, LLC
Schedule of Investments (Unaudited)
December 31, 2013

Investment Funds - 42.42%	Geographic Region	Cost	Fair Value
Co-Investments - 1.37%
Carlyle Interlink Coinvestment, L.P. a	North America	$2,520,403	$2,465,248
Total Co-Investments		2,520,403	2,465,248

Primary Investments - 3.47%
Carlyle Partners VI, L.P. a	North America	340,323	157,332
Carlyle Strategic Partners III, L.P. a	North America	5,389,416	6,094,749
Total Primary Investments		5,729,739	6,252,081

Secondary Investments - 37.58%
Carlyle Asia Growth Partners IV, L.P. a	Asia	1,316,627	1,595,413
Carlyle Asia Partners II, L.P. a	Asia	1,762,244	1,841,754
Carlyle Europe Partners II, L.P. a	Europe	6,281,662	8,298,698
Carlyle Europe Partners III, L.P. a	Europe	10,975,729	12,743,788
Carlyle Europe Technology Partners, L.P. a	Europe	1,411,103	3,086,202
Carlyle Partners IV, L.P. a	North America	14,088,162	19,103,427
Carlyle Partners V, L.P. a	North America	18,082,313	19,487,657
Carlyle Strategic Partners II, L.P. a	North America	1,105,824	1,518,074
Total Secondary Investments		55,023,664	67,675,013
Total Investments in Investment Funds		$63,273,806	$76,392,342

Short-Term Investments - 71.56%
Money Market Fund - 71.56%
Fidelity Institutional Money Market Portfolio, Class I, 0.05% b		$128,880,485	$128,880,485
Total Short-Term Investments		$128,880,485	$128,880,485

Total Investments - 113.98%		$192,154,291	$205,272,827
Liabilities in excess of other assets - (13.98%)			(25,174,506)
Net Assets - 100.00%			$180,098,321

a	Investment Funds have no redemption provisions, are issued in private placement transactions and are restricted as to resale.
b	The rate shown is the annualized 7-day yield as of December 31, 2013.

See accompanying notes to financial statements.

CPG Carlyle Private Equity Fund, LLC (the “Fund”) invests substantially all of its assets in CPG Carlyle Private Equity Master Fund, LLC (the “Master Fund”). The following is a summary of significant accounting policies followed by the Fund and the Master Fund in the preparation of their Schedules of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Fair value is defined as the price that the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•
Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. For investments measured at net asset value (“NAV”) as of the measurement date, included in this category are investments that can be withdrawn by the Master Fund at NAV as of the measurement date, or within one year from measurement date.

•
Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

U.S. GAAP requires that investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Master Fund’s investments have been classified, the Master Fund has assessed factors including, but not limited to price transparency and the existence or absence of certain restrictions at the measurement date. The Master Fund has assessed the following factors in determining the fair value hierarchy of its investments in investment funds (“Investment Funds”):

The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and direct investments. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions. Co-Investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Investment Funds subject to substantial holding periods are classified as Level 3 assets.

Net asset value of the Master Fund is determined by or at the direction of Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Master Fund’s Board of Directors (the “Directors”). The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place and subscription and redemption activity. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements (see the Master Fund’s Schedule of Investments).

The fair value relating to certain underlying investments of these Investment Funds for which there is no ready market has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of December 31, 2013:

Investments	Level 1	Level 2	Level 3	Total
Primary Investments	$-	$-	$6,252,081	$6,252,081
Secondary Investments	-	-	67,675,013	67,675,013
Co-Investments	-	-	2,465,248	2,465,248
Short-Term Investments	128,880,485	-	-	128,880,485
Total	$128,880,485	$-	$76,392,342	$205,272,827

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Primary Investments	Secondary Investments	Co-Investments	Total
Balance as of June 1, 2013	$-	$-	$-	$-
Gross Contributions	6,451,357	68,847,057	2,520,403	77,818,817
Gross Distributions	(721,618)	(13,823,393)	-	(14,545,011)
Change in Unrealized Appreciation/(Depreciation)	522,342	12,651,349	(55,155)	13,118,536
Balance as of December 31, 2013	$6,252,081	$67,675,013	$2,465,248	$76,392,342

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 as of December 31, 2013.

The amount of the net change in unrealized appreciation/(depreciation) for the period ended December 31, 2013 relating to investments in Level 3 assets still held at December 31, 2013 is $13,118,536.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange  Act of 1934,  as amended  (17 CFR  240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CPG Carlyle Private Equity Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	March 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	March 3, 2014

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	March 3, 2014

* Print the name and title of each signing officer under his or her signature.